Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Additional Information (Details) € / shares in Units, € in Thousands, $ in Thousands		6 Months Ended		12 Months Ended
	Apr. 22, 2022 EUR (€)	Jun. 30, 2022 EUR (€) tranch € / shares shares	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€) € / shares shares	May 25, 2022 position	Apr. 22, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment		€ 1,014		€ 1,014			€ 18,960
Right of use		2,641		2,641			6,869
Prepaid expenses		2,574		2,574			1,256
Increase in other current assets				700
Term deposits		€ 9,120		€ 9,120			9,106
Number of shares fully paid up (in shares) | shares		31,018,553		31,018,553
Nominal value (in euro per share) | € / shares		€ 0.10		€ 0.10
Number of positions dismissed | position					52
Total number of positions at date of plan | position					109
Restructuring provision		€ 1,859		€ 1,859			0	€ 0
Number of shares issued during the period (in shares) | shares		5,092,591
Decrease without cash impact		€ 5,296
Repayment		907	€ 830
Hospital costs accruals		7,188		€ 7,188			9,259
Cambridge premises
Disclosure of quantitative information about right-of-use assets [line items]
Repayment		246
Lyon premises
Disclosure of quantitative information about right-of-use assets [line items]
Repayment		361
Retirements benefits provisions
Disclosure of quantitative information about right-of-use assets [line items]
Decrease in provisions		€ 105
Derivatives | European High Growth Opportunities Securitization Fund
Disclosure of quantitative information about right-of-use assets [line items]
Number of tranches of borrowings issued | tranch		0
Derivatives | Warrants
Disclosure of quantitative information about right-of-use assets [line items]
Number of warrants attached to convertible notes outstanding (in shares) | shares		303,030		303,030
Directors and Officers
Disclosure of quantitative information about right-of-use assets [line items]
Prepaid expenses		€ 1,826		€ 1,826
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment		7,820		7,820			29,235
Right of use		6,781		6,781			11,019
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment		(6,807)		(6,807)			(10,275)
Right of use		(4,140)		(4,140)			(4,150)
Cell therapy manufacturing facility to Catalent
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	€ 15,677					$ 17,150
Right of use	3,022					3,307
Decrease without cash impact	5,597
Cell therapy manufacturing facility to Catalent | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	22,353					24,454
Right of use	3,130					3,425
Cell therapy manufacturing facility to Catalent | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	(6,677)					(7,304)
Right of use	€ (108)					$ (118)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right of use		2,320		2,320			6,511
Recoverable amount of asset		2,607		2,607
Buildings | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right of use		5,201		5,201			9,445
Buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right of use		(2,881)		(2,881)			(2,934)
Term deposits
Disclosure of quantitative information about right-of-use assets [line items]
Term deposits		9,000		9,000			10,000
Convertible to cash
Disclosure of quantitative information about right-of-use assets [line items]
Term deposits		€ 116		€ 116			€ 100